Significant Accounting Policies - Schedule of Future Minimum Lease Payments - ASC 842 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
2024	¥ 41,627
2025	36,285
2026	21,263
Total future lease payments	99,175
Impact of discounting remaining lease payments	(7,531)
Total lease liabilities	91,644
- Short-term portion	¥ 40,942	¥ 50,747
Operating Lease, Liability, Current, Statement of Financial Position	Accruals and other current liabilities(including amounts of the consolidated VIEs of RMB2,550,969 and RMB3,521,896 as of December 31, 2022 and December 31, 2023, respectively)	Accruals and other current liabilities(including amounts of the consolidated VIEs of RMB2,550,969 and RMB3,521,896 as of December 31, 2022 and December 31, 2023, respectively)
- Long-term portion	¥ 50,702
Operating Lease, Liability, Noncurrent, Statement of Financial Position	Other long-term liabilities(including amounts of the consolidated VIEs of RMB65,788 and RMB33,495 as of December 31, 2022 and December 31, 2023, respectively)